Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Acquisition cost		$ 223.1	$ 196.5
Accumulated depreciation		(75.3)	(51.6)
Book value	$ 768.1	147.8	144.9
Land and Building
Property, Plant and Equipment [Line Items]
Acquisition cost		53.7	58.6
Accumulated depreciation		(4.8)	(2.2)
Book value		48.8	56.4
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Acquisition cost		118.2	120.2
Accumulated depreciation		(61.3)	(42.2)
Book value		56.9	78.0
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Acquisition cost		12.7	12.7
Accumulated depreciation		(9.0)	(7.2)
Book value		3.7	5.5
Construction in Progress
Property, Plant and Equipment [Line Items]
Acquisition cost		38.5	5.0
Accumulated depreciation		(0.2)
Book value		$ 38.4	$ 5.0